Note 5 - Advances for Vessels Under Construction and Acquisitions	9 Months Ended
Sep. 30, 2012
Advances For Vessels Under Construction And Acquisitions [Text Block]
5.     Advances for Vessels Under Construction and Acquisitions

For the nine-month period ended September 30, 2012, the movement of the account, advances for vessels under construction and acquisitions, was as follows:

Balance, December 31, 2011	22,347,811
Advances paid	61,632,106
Capitalized interest	160,439
Capitalized expenses	721,220
Vessels delivered (Note 6)	(65,661,576)
Balance, September 30, 2012	19,200,000

The amounts shown in the accompanying consolidated balance sheets as of December 31, 2011 and September 30, 2012 amounting to $22,347,811 and $19,200,000, mainly represent advance payments to a ship-builder for two LPG carriers under construction and to sellers for four new re-sale LPG carriers, respectively (see Note 3).